Capital Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitment And Contingencies [Line Items]
Year 2017	$ 1,000
Year 2018 and thereafter	30,581
Other Commitment, Total	$ 31,581